Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-9610
Entity Registrant Name	Carnival Corporation Ltd.
Entity Central Index Key	0000815097
Entity Tax Identification Number	59-1562976
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	3655 N.W. 87th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178-2428
City Area Code	305
Local Phone Number	599-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares ($0.01 par value)
Trading Symbol	CCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false